Goodwill, Intangible Assets and In-Process Revenue Contracts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reportable segment
Goodwill	$ 166,539	$ 203,191	$ 203,191
Impairment loss	(36,652)
Shuttle Tanker and FSO Segment [Member]
Reportable segment
Goodwill	130,908	130,908	130,908
FPSO Segment [Member]
Reportable segment
Goodwill
Liquefied Gas Segment [Member]
Reportable segment
Goodwill	35,631	35,631	35,631
Conventional Tanker Segment [Member]
Reportable segment
Goodwill		36,652	36,652
Impairment loss	$ (36,652)